Receivables and Other Current Assets - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,657
Impairment provision at period end	2,798	€ 2,657
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,657	2,563
Adjustment on initial application of NIIF 9 (Note 14)		126
Allowances	1,022	853
Transfers	(30)
Inclusion of companies		(10)
Amounts applied	(848)	(768)
Translation differences and other	(3)	(107)
Impairment provision at period end	€ 2,798	€ 2,657